SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION	12 Months Ended
Dec. 31, 2012
SEC Schedule III, Real Estate and Accumulated Depreciation Disclosure [Abstract]
SEC Schedule III, Real Estate and Accumulated Depreciation Disclosure [Text Block]
SCHEDULE III

Real Estate and Accumulated Depreciation

As of December 31, 2012

(dollars in thousands)

						Subsequently
				Initial Cost		Capitalized
					Bldg./	Bldg	Total	Acc	Date of	Date	Depreciable	# of
City	State	Brand	Encumbrances	Land	FF&E /Other	Imp. & FF&E	Gross Cost (1)	Deprec	Construction	Acquired	Life	Rooms
Montgomery	AL	Homewood Suites	$0	$972	$10,038	$446	$11,456	$(2,300)	2004	Aug-06	3 - 39 yrs.	91
Montgomery	AL	Hilton Garden Inn	0	761	9,964	1,618	12,343	(2,337)	2003	Aug-06	3 - 39 yrs.	97
Troy	AL	Hampton Inn	0	497	5,872	335	6,704	(1,399)	2003	Aug-06	3 - 39 yrs.	82
Auburn	AL	Hilton Garden Inn	0	639	9,883	1,521	12,043	(2,848)	2001	Aug-06	3 - 39 yrs.	101
Huntsville	AL	Hilton Garden Inn	0	736	9,891	240	10,867	(2,251)	2005	Aug-06	3 - 39 yrs.	101
Huntsville	AL	Homewood Suites	0	1,086	10,895	228	12,209	(2,457)	2006	Oct-06	3 - 39 yrs.	107
Prattville	AL	Courtyard	0	1,163	8,414	92	9,669	(1,730)	2007	Apr-07	3 - 39 yrs.	84
Trussville	AL	Courtyard	0	1,082	8,750	81	9,913	(1,615)	2007	Oct-07	3 - 39 yrs.	84
Huntsville	AL	TownePlace Suites	0	800	8,388	31	9,219	(1,499)	2007	Dec-07	3 - 39 yrs.	86
Dothan	AL	Residence Inn	0	816	9,102	22	9,940	(1,680)	2008	Apr-08	3 - 39 yrs.	84
Tucson	AZ	Residence Inn	0	995	15,963	76	17,034	(2,759)	2008	Jan-08	3 - 39 yrs.	124
San Diego	CA	Hilton Garden Inn	0	5,009	30,357	2,407	37,773	(6,982)	2004	May-06	3 - 39 yrs.	200
Rancho Bernardo	CA	Courtyard	15,424	4,658	32,282	804	37,744	(6,199)	1987	Dec-06	3 - 39 yrs.	210
Agoura Hills	CA	Homewood Suites	0	4,501	21,444	123	26,068	(3,836)	2007	May-07	3 - 39 yrs.	125
San Diego	CA	Residence Inn	13,589	7,334	26,235	2,461	36,030	(4,767)	1999	Jun-07	3 - 39 yrs.	121
San Diego	CA	Hampton Inn	0	5,683	37,949	2,810	46,442	(7,047)	2001	Jul-07	3 - 39 yrs.	177
Highlands Ranch	CO	Residence Inn	10,710	2,339	17,339	865	20,543	(3,166)	1996	Feb-07	3 - 39 yrs.	117
Highlands Ranch	CO	Hilton Garden Inn	0	2,510	18,553	207	21,270	(3,570)	2007	Mar-07	3 - 39 yrs.	128
Sarasota	FL	Homewood Suites	0	1,778	12,284	772	14,834	(2,925)	2005	Sep-06	3 - 39 yrs.	100
Miami	FL	Homewood Suites	8,405	3,206	22,161	2,205	27,572	(4,987)	2000	Feb-07	3 - 39 yrs.	159
Lakeland	FL	Courtyard	0	1,549	8,844	743	11,136	(1,667)	2000	Apr-07	3 - 39 yrs.	78
Miami	FL	Courtyard	0	0	15,463	185	15,648	(2,487)	2008	Sep-08	3 - 39 yrs.	118
Macon	GA	Hilton Garden Inn	0	0	10,115	98	10,213	(2,032)	2007	Jun-07	3 - 39 yrs.	101
Columbus	GA	SpringHill Suites	0	1,188	8,758	25	9,971	(1,553)	2008	Mar-08	3 - 39 yrs.	85
Columbus	GA	TownePlace Suites	0	0	8,643	28	8,671	(1,586)	2008	May-08	3 - 39 yrs.	86
Boise	ID	SpringHill Suites	0	2,015	19,589	519	22,123	(4,032)	1992	Sep-07	3 - 39 yrs.	230
New Orleans	LA	Homewood Suites	14,872	4,579	39,507	1,598	45,684	(7,548)	2002	Dec-06	3 - 39 yrs.	166
Hattiesburg	MS	Courtyard	5,871	873	8,918	127	9,918	(1,932)	2006	Oct-06	3 - 39 yrs.	84
Tupelo	MS	Hampton Inn	3,316	332	4,932	1,298	6,562	(1,615)	1994	Jan-07	3 - 39 yrs.	96
Omaha	NE	Courtyard	10,922	2,731	19,498	3,902	26,131	(5,080)	1999	Nov-06	3 - 39 yrs.	181
Cranford	NJ	Homewood Suites	0	2,607	11,375	2,093	16,075	(3,108)	2000	Mar-07	3 - 39 yrs.	108
Mahwah	NJ	Homewood Suites	0	3,665	16,481	2,231	22,377	(3,940)	2001	Mar-07	3 - 39 yrs.	110
Ronkonkoma	NY	Hilton Garden Inn	0	3,153	24,428	2,344	29,925	(4,943)	2003	Dec-06	3 - 39 yrs.	164
Cincinnati	OH	Homewood Suites	0	551	6,822	293	7,666	(1,608)	2005	Dec-06	3 - 39 yrs.	76
Memphis	TN	Homewood Suites	0	1,712	9,757	2,349	13,818	(2,968)	1989	May-07	3 - 39 yrs.	140
Houston	TX	Residence Inn	10,170	1,093	13,054	296	14,443	(3,161)	2006	Apr-06	3 - 39 yrs.	129
Brownsville	TX	Courtyard	0	1,131	7,743	112	8,986	(1,711)	2006	Jun-06	3 - 39 yrs.	90
Stafford	TX	Homewood Suites	0	498	7,578	216	8,292	(1,791)	2006	Aug-06	3 - 39 yrs.	78
San Antonio	TX	TownePlace Suites	0	700	11,525	32	12,257	(2,159)	2007	Jun-07	3 - 39 yrs.	106
Addison	TX	SpringHill Suites	0	1,545	11,312	1,654	14,511	(2,509)	2003	Aug-07	3 - 39 yrs.	159
San Antonio	TX	TownePlace Suites	0	1,126	13,093	10	14,229	(2,384)	2007	Sep-07	3 - 39 yrs.	123
El Paso	TX	Homewood Suites	0	1,169	14,656	67	15,892	(2,541)	2008	Apr-08	3 - 39 yrs.	114
Provo	UT	Residence Inn	4,775	1,352	10,394	2,967	14,713	(3,250)	1996	Jun-07	3 - 39 yrs.	114
Alexandria	VA	Courtyard	0	4,010	32,832	4,427	41,269	(6,860)	1987	Jul-07	3 - 39 yrs.	178
Richmond	VA	Marriott	22,376	0	59,614	15,917	75,531	(18,093)	1984	Jan-08	3 - 39 yrs.	410
Seattle	WA	Residence Inn	28,956	0	60,489	6,883	67,372	(14,869)	1991	Sep-06	3 - 39 yrs.	234
Vancouver	WA	SpringHill Suites	0	1,310	15,126	46	16,482	(3,064)	2007	Jun-07	3 - 39 yrs.	119
Kirkland	WA	Courtyard	12,439	3,507	28,507	235	32,249	(4,646)	2006	Oct-07	3 - 39 yrs.	150

			$161,825	$88,961	$824,817	$68,039	$981,817	$(179,491)				6,205

	2012	2011	2010
Real estate owned:
Balance as of January 1	$994,634	$986,266	$983,216
Improvements	7,446	8,368	3,050
Discontinued Operations(2)	(20,263)	-	-
Balance at December 31	$981,817	$994,634	$986,266

	2012	2011	2010
Accumulated depreciation:
Balance as of January 1	$(148,257)	$(114,097)	$(80,923)
Depreciation expense	(34,557)	(34,160)	(33,174)
Disposals	0	0	0
Discontinued Operations(2)	3,323	0	0
Balance at December 31	$(179,491)	$(148,257)	$(114,097)

(1) The cost basis for Federal Income Tax purposes approximates the basis used in this schedule.

(2) The Company has three hotels (Dothan, AL, Tallahassee, FL and Columbus, GA Fairfield Inns) that are held for sale that are not included in this schedule as of December 31, 2012.